Cover	Jan. 13, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2021
Entity File Number	000-26108
Entity Registrant Name	AMERICAN CANNABIS COMPANY, INC.
Entity Central Index Key	0000945617
Entity Tax Identification Number	90-1116625
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2590 Walnut Street
Entity Address, Address Line Two	#6
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80205
City Area Code	303
Local Phone Number	974-4770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false